                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

DESCRIPTION                                                                        SHARES           VALUE
-----------                                                                      ----------   ---------------
COMMON STOCKS 60.2%
AEROSPACE & DEFENSE 1.3%
   Northrop Grumman Corp.                                                         1,649,500   $   112,644,355
   Raytheon Co.                                                                   2,354,300       107,921,112
                                                                                              ---------------
                                                                                                  220,565,467
                                                                                              ---------------
ASSET MANAGEMENT & CUSTODY BANKS 0.6%
   State Street Corp.                                                             1,741,900       105,263,017
                                                                                              ---------------
AUTOMOBILE MANUFACTURERS 0.6%
   Honda Motor Co., Ltd. - ADR (Japan)                                            3,069,000        95,016,240
                                                                                              ---------------
BIOTECHNOLOGY 0.9%
   Applera Corp.                                                                  1,434,470        38,931,516
   Chiron Corp. (a)                                                               2,288,000       104,813,280
                                                                                              ---------------
                                                                                                  143,744,796
                                                                                              ---------------
BROADCASTING & CABLE TV 1.3%
   CBS Corp., Class B                                                               545,270        13,075,575
   Clear Channel Communications, Inc.                                             6,851,400       198,759,114
                                                                                              ---------------
                                                                                                  211,834,689
                                                                                              ---------------
COMMUNICATIONS EQUIPMENT 0.4%
   Motorola, Inc.                                                                 2,658,900        60,915,399
                                                                                              ---------------
COMPUTER HARDWARE 0.3%
   Hewlett-Packard Co.                                                            1,437,900        47,306,910
                                                                                              ---------------
DEPARTMENT STORES 0.5%
   Kohl's Corp. (a)                                                               1,617,500        85,743,675
                                                                                              ---------------
DISTILLERS & VINTNERS 0.5%
   Diageo PLC - ADR (United Kingdom)                                              1,252,400        79,439,732
                                                                                              ---------------
DIVERSIFIED BANKS 1.0%
   Bank of America Corp.                                                          3,467,095       157,891,506
                                                                                              ---------------
DIVERSIFIED CHEMICALS 2.4%
   Bayer AG - ADR (Germany)                                                       6,833,600       273,685,680
   Dow Chemical Co.                                                                 517,650        21,016,590
   Du Pont (E.I.) de Nemours & Co.                                                2,248,800        94,921,848
                                                                                              ---------------
                                                                                                  389,624,118
                                                                                              ---------------
ELECTRIC UTILITIES 2.0%
   American Electric Power Co., Inc.                                              2,627,700        89,394,354
   Entergy Corp.                                                                  1,946,600       134,198,604
   FirstEnergy Corp.                                                              2,113,200       103,335,480

                                                                                              ---------------
                                                                                                  326,928,438
                                                                                              ---------------
GOLD 0.9%
   Newmont Mining Corp.                                                           2,857,400       148,270,486
                                                                                              ---------------
HEALTH CARE DISTRIBUTORS 0.1%
   McKesson Corp.                                                                   469,630        24,481,812
                                                                                              ---------------
HEALTH CARE EQUIPMENT 0.4%
   Baxter International, Inc.                                                     1,686,223        65,442,315
                                                                                              ---------------
HEALTH CARE SUPPLIES 0.5%
   Bausch & Lomb, Inc.                                                            1,373,720        87,505,964
                                                                                              ---------------
HOUSEHOLD PRODUCTS 0.5%
   Procter & Gamble Co.                                                           1,325,000        76,346,500
                                                                                              ---------------
HYPERMARKETS & SUPER CENTERS 0.8%
   Wal-Mart Stores, Inc.                                                          2,962,800       139,962,672
                                                                                              ---------------
INDUSTRIAL CONGLOMERATES 2.6%
   General Electric Co.                                                           7,835,200       272,508,256
   Siemens AG - ADR (Germany)                                                     1,749,700       163,019,549
                                                                                              ---------------
                                                                                                  435,527,805
                                                                                              ---------------
INDUSTRIAL MACHINERY 0.5%
    Ingersoll-Rand Co., Class A (Bermuda)                                         1,911,820        79,894,958
                                                                                              ---------------
INSURANCE BROKERS 1.1%
   Marsh & McLennan Co., Inc.                                                     6,096,000       178,978,560
                                                                                              ---------------
INTEGRATED OIL & GAS 3.2%
   BP PLC - ADR (United Kingdom)                                                  2,243,700       154,680,678
   ConocoPhillips                                                                 2,480,600       156,649,890
   Exxon Mobil Corp.                                                              1,073,500        65,333,210
   Royal Dutch Shell PLC - ADR (United Kingdom)                                   2,489,900       155,021,174
                                                                                              ---------------
                                                                                                  531,684,952
                                                                                              ---------------
INTEGRATED TELECOMMUNICATION SERVICES 3.6%
   France Telecom - ADR (France)                                                  4,487,400       100,876,752
   Sprint Nextel Corp.                                                           10,421,669       269,295,927
   Verizon Communications, Inc.                                                   6,352,712       216,373,371
                                                                                              ---------------
                                                                                                  586,546,050
                                                                                              ---------------
INVESTMENT BANKING & BROKERAGE 3.0%
   Charles Schwab Corp.                                                           8,946,540       153,969,953
   Goldman Sachs Group, Inc.                                                        450,000        70,632,000
   Merrill Lynch & Co., Inc.                                                      3,349,500       263,806,620
                                                                                              ---------------
                                                                                                  488,408,573
                                                                                              ---------------
LIFE & HEALTH INSURANCE 0.3%
   Aegon N.V. (Netherlands)                                                       2,374,900        43,769,407
                                                                                              ---------------
MANAGED HEALTH CARE 1.0%
   Cigna Corp.                                                                    1,238,200       161,733,684
                                                                                              ---------------

MOVIES & ENTERTAINMENT 3.1%
   Time Warner, Inc.                                                             13,382,000       224,683,780
   Viacom, Inc., Class B (a)                                                      2,956,100       114,696,680
   Walt Disney Co.                                                                6,018,400       167,853,176
                                                                                              ---------------
                                                                                                  507,233,636
                                                                                              ---------------
MULTI-LINE INSURANCE 0.5%
   Hartford Financial Services Group, Inc.                                        1,051,300        84,682,215
                                                                                              ---------------
OIL & GAS EQUIPMENT & SERVICES 1.4%
   Schlumberger Ltd. (Netherlands Antilles)                                       1,781,200       225,446,484
                                                                                              ---------------
OIL & GAS STORAGE & TRANSPORTATION 0.4%
   Williams Cos., Inc.                                                            3,000,000        64,170,000
                                                                                              ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES 3.9%
   Citigroup, Inc.                                                                6,204,600       293,043,258
   J.P. Morgan Chase & Co.                                                        8,300,045       345,613,874
                                                                                              ---------------
                                                                                                  638,657,132
                                                                                              ---------------
PACKAGED FOODS & MEATS 1.9%
   Cadbury Schweppes PLC - ADR (United Kingdom)                                   2,486,219        99,448,760
   Unilever NV (Netherlands)                                                      3,136,900       217,136,218
                                                                                              ---------------
                                                                                                  316,584,978
                                                                                              ---------------
PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.                                                              795,400        24,792,618
                                                                                              ---------------
PHARMACEUTICALS 8.9%
   Abbott Laboratories                                                            2,887,700       122,640,619
   Bristol-Myers Squibb Co.                                                       9,603,100       236,332,291
   Eli Lilly & Co.                                                                3,257,300       180,128,690
   GlaxoSmithKline PLC - ADR (United Kingdom)                                     1,661,600        86,918,296
   Pfizer, Inc.                                                                   7,040,600       175,451,752
   Roche Holdings AG - ADR (Switzerland)                                          2,907,700       215,933,071
   Sanofi Aventis - ADR (France)                                                  1,935,500        91,933,540
   Schering-Plough Corp.                                                         10,522,000       199,812,780
   Wyeth, Inc.                                                                    3,086,400       149,752,128
                                                                                              ---------------
                                                                                                1,458,903,167
                                                                                              ---------------
PROPERTY & CASUALTY 2.7%
   ACE, Ltd. (Cayman Islands)                                                       392,700        20,424,327
   Chubb Corp.                                                                    1,672,558       159,628,936
   St. Paul Travelers Cos., Inc.                                                  4,170,849       174,299,780
   XL Capital, Ltd., Class A (Cayman Islands)                                     1,335,500        85,618,905
                                                                                              ---------------
                                                                                                  439,971,948
                                                                                              ---------------
REGIONAL BANKS 0.9%
   Fifth Third Bancorp                                                              654,304        25,753,405
   PNC Financial Services Group, Inc.                                             1,742,900       117,314,599
                                                                                              ---------------
                                                                                                  143,068,004
                                                                                              ---------------
RESTAURANTS 0.3%
   McDonald's Corp.                                                               1,466,890        50,402,340
                                                                                              ---------------

SEMICONDUCTORS 1.0%
   Intel Corp.                                                                    4,150,100        80,304,435
   Micron Technology, Inc. (a)                                                    5,786,117        85,171,642
                                                                                              ---------------
                                                                                                  165,476,077
                                                                                              ---------------
SOFT DRINKS 0.9%
   Coca-Cola Co.                                                                  3,382,000       141,604,340
                                                                                              ---------------
SPECIALTY CHEMICALS 0.1%
   Lanxess, AG (Euro) (Germany) (a)                                                 683,360        25,680,294
                                                                                              ---------------
SPECIALTY STORES 0.3%
   Office Depot, Inc. (a)                                                         1,174,000        43,719,760
                                                                                              ---------------
SYSTEMS SOFTWARE 1.1%
   Symantec Corp. (a)                                                            11,227,100       188,952,093
                                                                                              ---------------
THRIFTS & MORTGAGE FINANCE 1.8%
   Freddie Mac                                                                    3,262,000       198,982,000
   MGIC Investment Corp.                                                            976,200        65,044,206
   PMI Group, Inc.                                                                  807,200        37,066,624
                                                                                              ---------------
                                                                                                  301,092,830
                                                                                              ---------------
TOBACCO 0.6%
   Altria Group, Inc.                                                             1,455,000       103,101,300
                                                                                              ---------------
TOTAL COMMON STOCKS 60.2%                                                                       9,896,366,941
                                                                                              ---------------
CONVERTIBLE PREFERRED STOCKS 4.5%
ADVERTISING 0.1%
   Interpublic Group Cos., Inc.                                                      44,700         1,648,983
   Interpublic Group Cos., Inc., Ser B,
      144A-Private Placement (b)                                                     13,700        12,843,750
                                                                                              ---------------
                                                                                                   14,492,733
                                                                                              ---------------
AIRLINES 0.1%
   Continental Airlines Fin Trust II                                                271,000         9,247,875
                                                                                              ---------------
COMMUNICATIONS EQUIPMENT 0.6%
   Lucent Technologies Capital Trust I                                              103,300       104,539,600
                                                                                              ---------------
DIVERSIFIED CHEMICALS 0.0%
   Huntsman Corp.                                                                    65,200         2,804,904
                                                                                              ---------------
HEALTH CARE SERVICES 0.2%
   Omnicare Capital Trust II                                                        399,800        28,927,529
                                                                                              ---------------
HOUSEWARES & SPECIALTIES 0.2%
   Newell Financial Trust I                                                         925,000        39,890,625
                                                                                              ---------------
INTEGRATED ENERGY 0.4%
   Amerada Hess Corp.                                                               600,000        71,793,000
                                                                                              ---------------
INTEGRATED OIL & GAS 0.2%
   El Paso Energy Capital Trust I                                                   820,900        29,552,400
                                                                                              ---------------

INVESTMENT BANKING & BROKERAGE 0.2%
   Lazard, Ltd. (Bermuda)                                                         1,014,800        39,962,824
                                                                                              ---------------
LIFE & HEALTH INSURANCE 0.3%
   Conseco, Inc.                                                                    600,000        17,925,000
   Unumprovident Corp.                                                              629,400        24,552,894
                                                                                              ---------------
                                                                                                   42,477,894
                                                                                              ---------------
OIL & GAS REFINING & MARKETING 0.3%
   El Paso Corp.                                                                     42,000        45,522,750
                                                                                              ---------------
PHARMACEUTICALS 0.4%
   Schering-Plough Corp.                                                          1,189,000        60,639,000
                                                                                              ---------------
PROPERTY & CASUALTY 0.3%
   Travelers Property Casualty Co.                                                  905,200        21,715,748
   XL Capital, Ltd. (Cayman Islands)                                                913,900        22,746,971
                                                                                              ---------------
                                                                                                   44,462,719
                                                                                              ---------------
SPECIALTY STORES 0.1%
   United Rentals Trust I                                                           475,000        22,443,750
                                                                                              ---------------
THRIFTS & MORTGAGE FINANCE 1.1%
   Federal National Mortgage Association                                              1,177       113,071,742
   Sovereign Capital Trust IV                                                     1,389,900        63,414,187
                                                                                              ---------------
                                                                                                  176,485,929
                                                                                              ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS 4.5%                                                           733,243,532
                                                                                              ---------------

  PAR
 AMOUNT
 (000)    DESCRIPTION                                                   COUPON     MATURITY        VALUE
-------   -----------                                                -----------   --------   ---------------
          CORPORATE BONDS 4.2%
          AEROSPACE & DEFENSE 0.0%
$ 3,579   Raytheon Co.                                                     4.500%  11/15/07   $     3,532,337
  1,473   Raytheon Co.                                                     6.150   11/01/08         1,502,036
                                                                                              ---------------
                                                                                                    5,034,373
                                                                                              ---------------
          AUTOMOTIVE 0.0%
  3,730   Daimler Chrysler NA Holding Corp.                                7.750   01/18/11         4,004,782
                                                                                              ---------------
          BANKING 0.6%
  8,940   Bank of America Corp.                                            3.375   02/17/09         8,499,982
  1,525   Bank of New York Co., Inc.                                       3.800   02/01/08         1,486,976
  1,270   Bank of New York Co., Inc.                                       5.200   07/01/07         1,267,793
    505   Bank One Corp.                                                   6.000   02/17/09           513,512
  5,000   Citigroup, Inc.                                                  6.500   01/18/11         5,223,720
  3,250   Huntington National Bank                                         4.375   01/15/10         3,132,434
    790   J.P. Morgan Chase & Co.                                          6.000   02/15/09           802,662
  5,480   J.P. Morgan Chase & Co.                                          6.750   02/01/11         5,766,571
    961   J.P. Morgan Chase & Co.                                          7.000   11/15/09         1,009,154
 10,385   Marshall & Ilsey Bank                                            3.800   02/08/08        10,123,973
  8,790   MBNA Corp. (Floating Rate)                                       5.140   05/05/08         8,859,476
    675   Sovereign Bank                                                   4.000   02/01/08           660,263
 11,845   USB Capital IX                                                   6.189   03/29/49        11,753,071

 30,575   Wachovia Capital Trust III                                       5.800   08/29/49        30,071,093
  2,540   Washington Mutual Bank FA                                        5.500   01/15/13         2,513,919
  6,595   Washington Mutual, Inc.                                          8.250   04/01/10         7,183,782
                                                                                              ---------------
                                                                                                   98,868,381
                                                                                              ---------------
          BROKERAGE 0.3%
 46,000   Goldman Sachs Group, Inc.                                        0.250   08/30/08        43,577,180
  3,925   Goldman Sachs Group, Inc.                                        5.250   10/15/13         3,827,016
                                                                                              ---------------
                                                                                                   47,404,196
                                                                                              ---------------
          CHEMICALS 0.1%
  2,405   ICI Wilmington, Inc.                                             4.375   12/01/08         2,320,173
  9,700   Sealed Air Corp., 144A-Private
             Placement (b)                                                 5.625   07/15/13         9,441,359
                                                                                              ---------------
                                                                                                   11,761,532
                                                                                              ---------------
          CONSTRUCTION MACHINERY 0.1%
  8,555   Caterpillar Financial Services Corp.                             3.625   11/15/07         8,344,119
                                                                                              ---------------
          CONSUMER PRODUCTS 0.0%
  7,220   Clorox Co. (Floating Rate)                                       5.025   12/14/07         7,238,505
                                                                                              ---------------
          DIVERSIFIED MANUFACTURING 0.2%
  6,050   Brascan Corp. (Canada)                                           7.125   06/15/12         6,436,589
    775   Brascan Corp. (Canada)                                           8.125   12/15/08           824,190
  2,785   Cooper Industries, Inc.                                          5.250   07/01/07         2,773,927
  6,140   Cooper US Industries, Inc.,
             144A-Private Placement (b)                                    5.250   11/15/12         6,031,721
  3,510   Textron Financial Corp.                                          4.125   03/03/08         3,435,985
  8,430   Textron Financial Corp.                                          5.125   02/03/11         8,290,829
  4,860   United Technologies Corp.                                        4.375   05/01/10         4,692,782
                                                                                              ---------------
                                                                                                   32,486,023
                                                                                              ---------------
          ELECTRIC 0.5%
  7,585   Ameren Corp.                                                     4.263   05/15/07         7,486,736
  7,650   Arizona Public Service Co.                                       5.800   06/30/14         7,547,475
  1,830   Arizona Public Service Co.                                       6.750   11/15/06         1,843,079
  7,100   Carolina Power & Light Co.                                       5.125   09/15/13         6,897,991
  7,560   CC Funding Trust I                                               6.900   02/16/07         7,643,946
  4,855   Cincinnati Gas & Electric Co.                                    5.700   09/15/12         4,842,663
  3,185   Detroit Edison Co.                                               6.125   10/01/10         3,259,274
  4,205   Duquesne Light Co., Ser O                                        6.700   04/15/12         4,437,255
  1,825   Duquesne Light Co., Ser Q                                        5.700   05/15/14         1,818,206
  3,630   Entergy Gulf States, Inc.                                        3.600   06/01/08         3,473,493
  3,340   Entergy Gulf States, Inc.
             (Floating Rate)                                               5.220   12/01/09         3,304,726
  6,505   FPL Group Capital, Inc.                                          3.250   04/11/06         6,502,886
  1,330   Indianapolis Power & Light Co.,
             144A-Private Placement (b)                                    6.300   07/01/13         1,359,491
  5,535   Jersey Central Power & Light Co.                                 5.625   05/01/16         5,512,882
  4,500   Nisource Finance Corp.
             (Floating Rate)                                               5.344   11/23/09         4,518,936
  6,745   Pacific Gas & Electric Co.                                       6.050   03/01/34         6,622,443
  1,255   Public Service Electric & Gas                                    5.000   01/01/13         1,217,414
  5,045   Wisconsin Electric Power                                         3.500   12/01/07         4,897,111
                                                                                              ---------------
                                                                                                   83,186,007
                                                                                              ---------------
          ENVIRONMENTAL & FACILITIES
             SERVICES 0.0%
  1,855   Waste Management, Inc.                                           7.375   08/01/10         1,980,745
                                                                                              ---------------

          FOOD/BEVERAGE 0.1%
  2,385   Conagra Foods, Inc.                                              7.000   10/01/28         2,474,571
  3,335   Conagra Foods, Inc.                                              8.250   09/15/30         3,918,398
  7,925   FBG Finance, 144A-Private Placement (Australia) (b)              5.125   06/15/15         7,435,932
  3,705   Heinz H J Co., 144A-Private Placement (b)                        6.428   12/01/08         3,772,727
  5,420   Miller Brewing Co., 144A-Private Placement (b)                   4.250   08/15/08         5,290,581
                                                                                              ---------------
                                                                                                   22,892,209
                                                                                              ---------------
          GAMING 0.1%
  8,870   Harrahs Operating Co., Inc.                                      5.625   06/01/15         8,513,923
                                                                                              ---------------
          HEALTHCARE 0.0%
  3,260   Wellpoint, Inc.                                                  3.750   12/14/07         3,175,951
  2,265   Wellpoint, Inc.                                                  4.250   12/15/09         2,176,824
                                                                                              ---------------
                                                                                                    5,352,775
                                                                                              ---------------
          INTEGRATED ENERGY 0.1%
    700   Consumers Energy Co., Ser F                                      4.000   05/15/10           658,337
  1,455   Consumers Energy Co., Ser H                                      4.800   02/17/09         1,426,350
  5,000   Niagara Mohawk Power Corp., Ser G                                7.750   10/01/08         5,258,325
                                                                                              ---------------
                                                                                                    7,343,012
                                                                                              ---------------
          LIFE INSURANCE 0.2%
  5,000   American General Corp.                                           7.500   08/11/10         5,375,080
  3,335   AXA Financial, Inc.                                              6.500   04/01/08         3,407,946
  1,145   John Hancock Financial Services, Inc.                            5.625   12/01/08         1,155,618
    730   John Hancock Global Funding II, 144A-Private
             Placement (b)                                                 7.900   07/02/10           803,834
  3,155   Nationwide Financial Services, Inc.                              6.250   11/15/11         3,249,256
  4,865   Platinum Underwriters Fin, Ser B                                 7.500   06/01/17         4,891,636
  4,980   Platinum Underwriters Fin, Ser B (Bermuda)                       6.371   11/16/07         4,962,172
  9,055   Xlliac Global Funding, 144A-Private Placement (b)                4.800   08/10/10         8,785,795
                                                                                              ---------------
                                                                                                   32,631,337
                                                                                              ---------------
          LODGING 0.0%
  4,080   Hyatt Equities LLC, 144A-Private Placement (b)                   6.875   06/15/07         4,137,671
                                                                                              ---------------
          MANAGED HEALTH CARE 0.0%
  1,938   Manor Care, Inc. (c)                                       2.125/1.875   08/01/35         2,109,997
                                                                                              ---------------
          MEDIA-CABLE 0.1%
  3,525   Comcast Cable Communications, Inc.                               6.750   01/30/11         3,668,016
 10,000   Cox Communications, Inc.                                         7.250   11/15/15        10,496,100
    750   TCI Communications, Inc.                                         7.875   02/15/26           824,449
                                                                                              ---------------
                                                                                                   14,988,565
                                                                                              ---------------
          MEDIA-NONCABLE 0.1%
    895   News America, Inc.                                               7.300   04/30/28           932,872
  5,000   News America, Inc.                                               7.625   11/30/28         5,384,845
  4,750   WPP Finance Corp. (United Kingdom)                               5.875   06/15/14         4,697,921
                                                                                              ---------------
                                                                                                   11,015,638
                                                                                              ---------------
          NATURAL GAS DISTRIBUTORS 0.0%
  4,225   Sempra Energy                                                    4.621   05/17/07         4,188,534
                                                                                              ---------------

          NATURAL GAS PIPELINES 0.1%
  4,600   Consolidated Natural Gas Co.                                     5.000   12/01/14         4,320,067
  3,575   Consolidated Natural Gas Co., Ser C                              6.250   11/01/11         3,657,125
  3,725   Texas Eastern Transmission Corp.                                 7.000   07/15/32         4,147,635
                                                                                              ---------------
                                                                                                   12,124,827
                                                                                              ---------------
          NONCAPTIVE-CONSUMER FINANCE 0.4%
  4,065   American General Finance Corp.                                   4.625   05/15/09         3,984,850
  6,000   American General Finance Corp.                                   4.625   09/01/10         5,784,906
  9,280   Countrywide Home Loans, Inc.                                     3.250   05/21/08         8,884,709
  2,385   Household Finance Corp.                                          4.125   12/15/08         2,313,822
  2,900   Household Finance Corp.                                          4.125   11/16/09         2,780,184
  1,340   Household Finance Corp.                                          5.875   02/01/09         1,359,516
  5,305   Household Finance Corp.                                          6.375   10/15/11         5,510,908
  3,285   Household Finance Corp.                                          6.400   06/17/08         3,358,640
  5,940   Household Finance Corp.                                          6.750   05/15/11         6,260,219
    690   Household Finance Corp.                                          8.000   07/15/10           753,577
  6,620   Residential Cap Corp.                                            6.375   06/30/10         6,675,244
  8,795   SLM Corp.                                                        4.000   01/15/10         8,302,234
  5,340   SLM Corp.                                                        5.000   10/01/13         5,123,906
                                                                                              ---------------
                                                                                                   61,092,715
                                                                                              ---------------
          NONCAPTIVE-DIVERSIFIED FINANCE 0.2%
  2,585   CIT Group, Inc.                                                  2.875   09/29/06         2,557,555
  4,015   CIT Group, Inc.                                                  4.750   08/15/08         3,964,812
  1,805   CIT Group, Inc.                                                  7.375   04/02/07         1,840,125
  2,925   General Electric Capital Corp.                                   4.250   12/01/10         2,794,247
  2,420   General Electric Capital Corp.                                   4.750   09/15/14         2,306,456
  4,750   General Electric Capital Corp.                                   5.875   02/15/12         4,858,637
  5,600   General Electric Capital Corp.                                   6.750   03/15/32         6,256,152
  1,300   International Lease Finance Corp.                                3.750   08/01/07         1,272,418
  8,710   Nationwide Building Society, 144A-Private
             Placement (United Kingdom) (b)                                4.250   02/01/10         8,362,236
                                                                                              ---------------
                                                                                                   34,212,638
                                                                                              ---------------
          OIL FIELD SERVICES 0.0%
  1,030   Panhandle Eastern Pipe Line Co., Ser B                           2.750   03/15/07         1,004,522
                                                                                              ---------------
          PAPER 0.0%
  2,910   Sappi Papier Holdings AG, 144A-Private Placement
             (Austria) (b)                                                 6.750   06/15/12         2,771,664
                                                                                              ---------------
          PROPERTY & CASUALTY 0.4%
 16,790   AIG Sunamerica Global Financial, 144A-Private
             Placement (b)                                                 6.300   05/10/11        17,442,275
  8,895   Farmers Exchange Capital, 144A-Private
             Placement (b)                                                 7.050   07/15/28         9,047,443
  2,790   Farmers Insurance Exchange Surplus, 144A-Private
             Placement (b)                                                 8.625   05/01/24         3,267,492
  1,120   Hartford Financial Services Group, Inc.                          2.375   06/01/06         1,115,343
    700   Hartford Financial Services Group, Inc.                          7.900   06/15/10           762,392
  6,330   Mantis Reef Ltd., 144A-Private Placement
             (Australia) (b)                                               4.692   11/14/08         6,160,470
 11,380   Marsh & McLennan Cos., Inc.                                      5.375   07/15/14        10,923,730
  7,620   St. Paul Travelers Cos., Inc.                                    5.010   08/16/07         7,554,567
                                                                                              ---------------
                                                                                                   56,273,712
                                                                                              ---------------

          RAILROADS 0.1%
  2,393   Burlington North Santa Fe                                        4.575   01/15/21         2,257,142
  5,760   Burlington North Santa Fe                                        6.125   03/15/09         5,886,973
  5,000   CSX Corp.                                                        6.750   03/15/11         5,257,240
  2,410   Norfolk Southern Corp.                                           7.350   05/15/07         2,465,869
  2,285   Union Pacific Corp.                                              6.625   02/01/08         2,333,394
  5,000   Union Pacific Corp.                                              6.700   12/01/06         5,042,575
                                                                                              ---------------
                                                                                                   23,243,193
                                                                                              ---------------
          REAL ESTATE INVESTMENT TRUSTS 0.0%
  3,920   EOP Operating LP                                                 7.875   07/15/31         4,442,897
                                                                                              ---------------
          RETAIL 0.1%
  2,890   Federated Department Stores, Inc.                                6.300   04/01/09         2,955,661
  4,000   Federated Department Stores, Inc.                                6.625   09/01/08         4,111,720
  4,430   Limited Brands, Inc.                                             6.950   03/01/33         4,337,324
                                                                                              ---------------
                                                                                                   11,404,705
                                                                                              ---------------
          SUPERMARKETS 0.0%
  3,700   Kroger Co.                                                       7.250   06/01/09         3,873,375
  1,925   Kroger Co.                                                       7.450   03/01/08         1,990,252
                                                                                              ---------------
                                                                                                    5,863,627
                                                                                              ---------------
          TECHNOLOGY 0.0%
  4,720   LG Electronics, Inc., 144A- Private Placement
             (Republic of South Korea) (b)                                 5.000   06/17/10         4,554,068
                                                                                              ---------------
          TEXTILE 0.1%
  4,745   Mohawk Industries, Inc.                                          6.125   01/15/16         4,706,689
  3,690   Mohawk Industries, Inc., Ser D                                   7.200   04/15/12         3,864,589
                                                                                              ---------------
                                                                                                    8,571,278
                                                                                              ---------------
          TRANSPORTATION SERVICES 0.0%
  3,000   FedEx Corp.                                                      2.650   04/01/07         2,917,011
                                                                                              ---------------
          WIRELINE COMMUNICATIONS 0.3%
    253   AT&T Corp. (Variable Rate Coupon)                                9.050   11/15/11           273,811
  7,585   Deutsche Telekom Intl Fin (Variable
             Rate Coupon) (Netherlands)                                    8.250   06/15/30         9,099,565
  8,280   France Telecom SA (France)                                       8.500   03/01/31        10,372,936
  4,700   SBC Communications, Inc.                                         6.150   09/15/34         4,477,803
    910   Sprint Capital Corp.                                             8.375   03/15/12         1,029,429
  2,310   Sprint Capital Corp.                                             8.750   03/15/32         2,896,527
  1,025   Telecom Italia Capital (Luxembourg)                              4.000   11/15/08           988,266
 10,060   Telecom Italia Capital (Luxembourg)                              4.000   01/15/10         9,465,474
  3,000   Verizon Communications, Inc.                                     7.510   04/01/09         3,155,670
    365   Verizon New England, Inc.                                        6.500   09/15/11           370,969
  7,125   Vodafone Group PLC (Floating Rate)
             (United Kingdom)                                              5.050   12/28/07         7,130,729
                                                                                              ---------------
                                                                                                   49,261,179
                                                                                              ---------------
TOTAL CORPORATE BONDS 4.2%                                                                        691,220,360
                                                                                              ---------------
         CONVERTIBLE CORPORATE OBLIGATIONS 10.6%
         AIRLINES 0.3%

 15,405   AMR Corp. (Convertible into 887,482 common
             shares)                                                       4.250   09/23/23        26,015,194
 20,000   Continental Airlines, Inc. (Convertible
             into 500,000 common shares)                                   4.500   02/01/07        19,825,000
                                                                                              ---------------
                                                                                                   45,840,194
                                                                                              ---------------
          APPLICATION SOFTWARE 0.1%
 11,729   Red Hat, Inc., Ser B (Convertible into
             458,314 common shares)                                        0.500   01/15/24        14,162,767
                                                                                              ---------------
          BIOTECHNOLOGY 1.6%
 72,500   Amgen, Inc., 144A-Private Placement
             (Convertible into 912,152 common shares) (b)                  0.375   02/01/13        73,587,500
 46,533   Chiron Corp. (Convertible into 679,908
             common shares)                                                1.625   08/01/33        45,544,174
  9,000   Chiron Corp. (Convertible into 134,329
             common shares)                                                2.750   06/30/34         8,887,500
 36,025   Chiron Corp., 144A-Private Placement
             (Convertible into 537,688 common shares) (b)                  2.750   06/30/34        35,574,687
 50,000   Medimmune, Inc. (Convertible into 733,355
             common shares)                                                1.000   07/15/23        49,500,000
 50,000   Medtronic, Inc., Ser B (Convertible into
             808,980 common shares)                                        1.250   09/15/21        49,812,500
                                                                                              ---------------
                                                                                                  262,906,361
                                                                                              ---------------
          BROADCASTING & CABLE TV 0.5%
 60,000   Echostar Communications Corp. (Convertible
             into 1,386,000 common shares)                                 5.750   05/15/08        59,550,000
 21,235   Sinclair Broadcast Group, Inc. (Convertible
             into 930,849 common shares)                                   6.000   09/15/12        18,766,431
                                                                                              ---------------
                                                                                                   78,316,431
                                                                                              ---------------
          BROKERAGE 0.9%
 64,200   Goldman Sachs Group, Inc. (Convertible
             into 565,641 common shares)                                   2.000   02/02/12        65,083,392
 92,200   Lehman Brothers Holdings, Inc. (Convertible
             into 797,235 common shares)                                   1.500   03/23/12        81,818,280
                                                                                              ---------------
                                                                                                  146,901,672
                                                                                              ---------------
          CASINOS & GAMING 0.2%
 49,000   International Game Technology (Convertible
             into 1,037,350 common shares)                                     *   01/29/33        36,933,750
                                                                                              ---------------
          CHEMICALS 0.2%
 35,800   Sealed Air Corp., 144A-Private Placement
             (Convertible into 511,478 common shares) (b)                  3.000   06/30/33        35,263,000
                                                                                              ---------------
          COMMUNICATIONS EQUIPMENT  0.5%
 65,701   Qwest Communications International, Inc.
             (Convertible into 11,131,990 common shares)                   3.500   11/15/25        87,628,709
                                                                                              ---------------
          CONSUMER PRODUCTS 0.3%
 50,000   Eastman Kodak Co. (Convertible into 1,611,865
             common shares)                                                3.375   10/15/33        53,437,500
                                                                                              ---------------
          DIVERSIFIED MANUFACTURING  0.4%
 64,000   3M Co. (Covertible into 605,453 common shares)
             (LYON)                                                        2.400   11/21/32        56,640,000
                                                                                              ---------------

          ELECTRIC 0.2%
 29,774   Reliant Resource, Inc., 144A-Private Placement
             (Convertible into 3,120,637 common shares) (b)                5.000   08/15/10        37,887,415
                                                                                              ---------------
          ELECTRIC UTILITIES 0.6%
  2,000   Centerpoint Energy, Inc. (Floating Rate)
             (Convertible into 48,927 Time Warner, Inc.
             common shares)                                                2.000   09/15/29        66,920,000
  9,768   PG & E Corp. (Convertible into 647,432 common
             shares)                                                       9.500   06/30/10        27,655,650
                                                                                              ---------------
                                                                                                   94,575,650
                                                                                              ---------------
          ELECTRONIC EQUIPMENT MANUFACTURERS 0.3%
 53,699   L-3 Communications Holdings, Inc., 144A-Private
             Placement (Convertible into 524,859 common
             shares) (b)                                                   3.000   08/01/35        55,444,217
                                                                                              ---------------
          FINANCIAL 0.3%
 46,500   American Express, 144A-Private Placement
             (Convertible into 669,939 common shares) (b)
             (c)                                                     1.850/0.000   12/01/33        48,418,125
                                                                                              ---------------
          FOOD/BEVERAGE 0.4%
 86,000   General Mills, Inc. (Convertible into 303,386
             common shares)                                                    *   10/28/22        60,092,500
                                                                                              ---------------
          HEALTH CARE EQUIPMENT 0.3%
 55,895   St Jude Medical, Inc. (Convertible into 866,423
             common shares)                                                2.800   12/15/35        55,405,919
                                                                                              ---------------
          HEALTH CARE SERVICES 0.4%
 66,278   Omnicare, Inc. (Convertible into 831,279 common
             shares)                                                       3.250   12/15/35        63,875,423
                                                                                              ---------------
          HEALTHCARE 0.1%
 14,000   Edwards Lifesciences Corp. (Convertible into
             256,129 common shares)                                        3.875   05/15/33        14,000,000
                                                                                              ---------------
          INDUSTRIAL 0.1%
 22,000   Allied Waste Industries, Inc. (Convertible into
             1,076,847 common shares)                                      4.250   04/15/34        20,515,000
                                                                                              ---------------
          LIFE & HEALTH INSURANCE 0.2%
 26,802   Conseco, Inc. (Convertible into 1,005,316
             common shares) (c)                                      3.500/0.000   09/30/35        29,549,205
                                                                                              ---------------
          MANAGED HEALTH CARE 0.3%
 40,103   Manor Care, Inc., 144A-Private Placement
            (Convertible into 896,198 common shares) (b)
            (c)                                                      2.125/1.875   08/01/35        43,662,141
                                                                                              ---------------
          MEDIA-NONCABLE 0.2%
    375   Tribune Co. (Convertible into 4,538 Time Warner,
             Inc. common shares)                                           2.000   05/15/29        26,992,800
                                                                                              ---------------
          OIL & GAS EQUIPMENT & SERVICES 0.2%
 20,000   Halliburton Co. (Convertible into 531,166 common
             shares)                                                       3.125   07/15/23        39,625,000
                                                                                              ---------------

          PAPER 0.4%
120,000   International Paper Co. (Convertible into
             1,141,332 common shares)                                          *   06/20/21        68,400,000
                                                                                              ---------------
          PHARMACEUTICALS 0.9%
 54,800   Imclone Systems, Inc. (Covertible into 578,759
             common shares)                                                1.375   05/15/24        47,539,000
 68,475   Teva Pharmaceutical Fin Co. (Convertible into
             1,335,769 common shares) (Israel)                             1.750   02/01/26        68,047,031
  2,488   Valeant Pharmaceuticals International,
             144A-Private Placement (Convertible into 78,704
             common shares) (b)                                            4.000   11/15/13         2,139,680
 40,000   Watson Pharmaceuticals, Inc. (Convertible into
             998,752 common shares)                                        1.750   03/15/23        37,000,000
                                                                                              ---------------
                                                                                                  154,725,711
                                                                                              ---------------
          SEMICONDUCTOR EQUIPMENT 0.2%
 30,145   Intel Corp., 144A-Private Placement (Convertible
             into 956,085 common shares) (b)                               2.950   12/15/35        26,000,063
  9,825   Teradyne, Inc. (Convertible into 377,884 common
             shares)                                                       3.750   10/15/06         9,763,594
                                                                                              ---------------
                                                                                                   35,763,657
                                                                                              ---------------
          SUPERMARKETS 0.2%
 89,640   Supervalu, Inc. (Convertible into 864,434 common
             shares)                                                           *   11/02/31        29,917,350
                                                                                              ---------------
          TECHNOLOGY 0.3%
 57,236   Nortel Networks Corp. (Convertible into
             5,723,600 common shares) (Canada)                             4.250   09/01/08        54,302,655
                                                                                              ---------------
TOTAL CONVERTIBLE CORPORATE OBLIGATIONS 10.6%                                                   1,751,183,152
                                                                                              ---------------
          GOVERNMENT OBLIGATIONS 10.8%
  5,525   United Mexican States (Mexico)                                   8.300   08/15/31         6,690,775
 10,000   United States Treasury Bonds                                     5.500   08/15/28        10,597,660
 69,400   United States Treasury Bonds                                     6.125   08/15/29        79,587,712
 15,000   United States Treasury Bonds                                     6.250   05/15/30        17,534,775
 96,750   United States Treasury Bonds                                     6.375   08/15/27       113,152,221
 75,000   United States Treasury Bonds                                     7.625   02/15/25        98,056,650
 39,000   United States Treasury Bonds                                     8.125   08/15/21        51,626,250
 23,665   United States Treasury Bonds                                     8.750   08/15/20        32,511,663
 28,000   United States Treasury Bonds                                     9.000   11/15/18        38,346,896
 31,675   United States Treasury Bonds (STRIPS)                            *       02/15/27        11,119,952
180,000   United States Treasury Notes                                     2.750   08/15/07       175,028,940
 50,000   United States Treasury Notes                                     3.000   11/15/07        48,582,050
200,000   United States Treasury Notes                                     3.125   05/15/07       196,265,800
 55,000   United States Treasury Notes                                     3.625   07/15/09        53,027,755
119,075   United States Treasury Notes (e)                                 3.875   02/15/13       112,312,016
 27,000   United States Treasury Notes                                     4.000   09/30/07        26,677,269
135,000   United States Treasury Notes                                     4.000   02/15/14       127,332,540
184,000   United States Treasury Notes                                     4.750   11/15/08       183,669,536
135,000   United States Treasury Notes                                     5.000   02/15/11       136,139,130
 72,340   United States Treasury Notes                                     5.750   08/15/10        74,999,074
 19,000   United States Treasury Notes                                     6.125   08/15/07        19,317,661
133,000   United States Treasury Notes                                     6.500   02/15/10       140,746,319

 42,000   United States Treasury Notes (STRIPS)                                *   05/15/25        15,948,282
                                                                                              ---------------
TOTAL GOVERNMENT OBLIGATIONS 10.8%                                                              1,769,270,926
                                                                                              ---------------
          ASSET BACKED SECURITIES 2.5%
  2,010   America West Airlines, Inc.                                      7.100   04/02/21         2,075,412
 14,500   Bank of America Securities Auto Trust                            3.990   08/18/09        14,289,018
  6,537   BMW Vehicle Owner Trust                                          2.670   03/25/08         6,479,832
 14,425   Capital Auto Receivables Asset Trust                             4.050   07/15/09        14,233,230
 11,600   Caterpillar Financial Asset Trust                                3.900   02/25/09        11,438,061
  8,600   Chase Manhattan Auto Owner Trust                                 2.830   09/15/10         8,329,960
  5,342   CIT Equipment                                                    3.500   09/20/08         5,257,199
  8,525   CNH Equipment Trust                                              4.020   04/15/09         8,409,481
 20,075   CNH Equipment Trust                                              4.270   01/15/10        19,768,262
  9,500   Daimler Chrysler Auto Trust                                      2.860   03/09/09         9,322,744
 11,300   Daimler Chrysler Auto Trust                                      4.040   09/08/09        11,154,698
  8,800   Ford Credit Auto Owner Trust                                     4.170   01/15/09         8,721,669
 11,025   Ford Credit Auto Owner Trust                                     5.050   03/15/10        10,992,245
 15,000   GE Equipment Small Ticket LLC, 144A-Private Placement (b)        4.380   07/22/09        14,814,156
 16,750   GE Equipment Small Ticket LLC, 144A-Private Placement (b)        4.880   10/22/09        16,639,353
  8,800   Harley-Davidson Motorcycle Trust                                 3.560   02/15/12         8,626,417
 15,800   Harley-Davidson Motorcycle Trust                                 3.760   12/17/12        15,436,377
 10,000   Harley-Davidson Motorcycle Trust                                 4.070   02/15/12         9,799,325
 10,700   Hertz Vehicle Financing LLC, 144A - Private Placement (b)        4.930   02/25/10        10,582,969
  9,500   Honda Auto Receivables Owner Trust                               3.060   10/21/09         9,259,435
 12,275   Honda Auto Receivables Owner Trust                               3.870   04/20/09        12,073,378
  7,225   Honda Auto Receivables Owner Trust                               3.930   01/15/09         7,130,866
 14,000   Honda Auto Receivables Owner Trust                               4.800   10/19/09        13,930,622
  9,250   Hyundai Auto Receivables Trust                                   3.980   11/16/09         9,070,384
 13,500   MBNA Credit Card Master Note Trust                               7.125   04/16/07        13,168,103
 15,500   Merrill Auto Trust Securitization                                4.100   08/25/09        15,277,152
 17,400   Nissan Auto Receivables Owner Trust                              3.990   07/15/09        17,160,482
  2,315   Southwest Airlines Co.                                           5.496   11/01/06         2,319,942
  5,240   Two Rock Pass Through Trust, 144A-Private Placement
             (Bermuda) (Floating Rate) (b)                                 5.680   02/11/49         5,213,590
  9,900   TXU Electric Delivery Transition Bond Company LLC                4.810   11/15/12         9,626,752
  3,982   USAA Auto Owner Trust                                            3.030   06/16/08         3,950,862
  6,266   USAA Auto Owner Trust                                            3.160   02/17/09         6,194,362
 15,950   USAA Auto Owner Trust                                            3.580   02/15/11        15,603,911
 10,000   USAA Auto Owner Trust                                            3.900   07/15/09         9,875,119
  7,600   Volkswagen Auto Lease Trust                                      3.820   05/20/08         7,528,554
 17,700   Volkswagen Auto Loan Enchanced Trust                             4.800   07/20/09        17,608,183
  7,700   Wachovia Auto Owners Trust                                       4.060   09/21/09         7,597,391
  7,628   World Financial Properties, 144A-Private Placement (b)           6.910   09/01/13         7,999,805
  3,456   World Financial Properties, 144A-Private Placement (b)           6.950   09/01/13         3,629,639
  8,883   World Omni Auto Receivables Trust                                3.290   11/12/08         8,803,837
                                                                                              ---------------
TOTAL ASSET BACKED SECURITIES                                                                     409,392,777
                                                                                              ---------------
TOTAL LONG-TERM INVESTMENTS 92.8%
   (Cost $13,465,515,763)                                                                      15,250,677,688
                                                                                              ---------------

SHORT-TERM INVESTMENTS 7.6%
REPURCHASE AGREEMENT 6.2%
   State Street Bank & Trust Co. ($1,017,479,000 par
      collateralized by U.S. Government obligations in a
      pooled cash account, interest rate of 4.72%,
      dated 03/31/06, to be sold on 04/03/06 at $1,017,879,208)                                 1,017,479,000
                                                                                              ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 1.4%
   Federal Home Loan Discount Note ($53,550,000  par, yielding
      4.618%, 06/28/06 maturity)                                                                   52,945,528
   Federal Home Loan Discount Note ($50,000,000  par, yielding
      4.584%, 06/07/06 maturity)                                                                   49,573,450
   Federal Home Loan Discount Note ($20,030,000  par, yielding
      4.593%, 06/12/06 maturity)                                                                   19,845,985
   Federal Home Loan Discount Note ($54,005,000  par, yielding
      4.62%, 06/30/06 maturity)                                                                    53,381,242
   Federal National Mortgage Association Discount Note
      ($61,805,000  par, yielding 4.62%, 06/30/06 maturity)                                        61,091,152
   United States Treasury Bills ($3,500,000  par, yielding
      4.26%, 07/13/06 maturity) (d)                                                                 3,457,341
                                                                                              ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                          240,294,698
                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,204,826,772)                                                                        1,257,773,698
                                                                                              ---------------
TOTAL INVESTMENTS 100.4%
   (Cost $14,723,290,395)                                                                      16,508,451,386
LIABILITIES IN EXCESS OF OTHER ASSETS (0.4%)                                                      (66,007,281)
                                                                                              ---------------
NET ASSETS 100.0%                                                                             $16,442,444,105
                                                                                              ===============

     Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Security is a "step" bond where the coupon increases or decreases at a predetermined date.

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

(e)  Securities purchased on a when-issued or delayed delivery basis.

ADR  - American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

                                                                                                 UNREALIZED
                                                                                               APPRECIATION/
                                                                                  CONTRACTS    DEPRECIATION
                                                                                 ----------   ---------------
LONG CONTRACTS:
10-Year U.S. Treasury Note - June 2006 (Current
   Notional Value of $106,391 per contract)                                           3,534       ($4,144,570)
U.S. Treasury Bond - June 2006 (Current Notional
   Value of $109,156 per contract)                                                      224          (273,616)

SHORT CONTRACTS:
5-Year U.S. Treasury Note - June 2006 (Current
   Notional Value of $104,438 per contract)                                           2,605         2,077,695
2-Year U.S. Treasury Note - June 2006 (Current
   Notional Value of $203,859 per contract)                                           2,449         1,316,176
                                                                                      -----       -----------
                                                                                      8,812       ($1,024,315)
                                                                                      =====       ===========

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity and Income Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006